COMMITMENTS AND CONTINGENCIES (Details - Supplemental information)	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining lease term	1 year 2 months 19 days
Weighted-average discount rate	7.29%